New Accounting Standards and Interpretations Not Yet Applied	12 Months Ended
Mar. 31, 2019
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New Accounting Standards and Interpretations Not Yet Applied
5.	New Accounting Standards and Interpretations Not Yet Applied

New standards, interpretations, and amendments to standards and interpretations that have not yet been adopted in the preparation of the consolidated financial statements as of March 31, 2019, are as follows.

IASB issued IFRS 16 “Leases” in January 2016. IFRS 16 replaces existing lease guidance including IAS 17 “Leases”, IFRIC 4 “Determining whether an Arrangement contains a Lease”, SIC-15 “Operating Leases — Incentives” and SIC-27 “Evaluating the Substance of Transactions Involving the Legal Form of a Lease”.

IFRS 16 changes the definition of a lease and provides a single on-balance lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. The Group will recognize new assets and liabilities for operating leases as a lessee. In addition, expenses related to leases will change from straight-line operating lease expenses to depreciation charge for right-of-use assets and interest expense on lease liabilities.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Accordingly, the Group applies this standard initially on April 1, 2019. This standard can be applied retrospectively to each prior reporting period presented (retrospective approach) or retrospectively with the cumulative effect of initially applying this standard recognized at the date of initial application (modified retrospective approach). The Group applies the modified retrospective approach.

The Group also applies the practical expedient to grandfather the definition of a lease on transition and applies this standard to all the lease contracts entered into prior to April 1, 2019 as identified under IAS 17 “Leases” and IFRIC 4 “Determining whether an Arrangement contains a Lease”. The impact of applying this standard to total assets and total liabilities in the consolidated financial statements is 31,944 million yen.